Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Inventory [Abstract]
Carrying amount	$ 1,286,894
Cost of sales	$ 1,544,169
Net boof value		$ 895,715